Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of credit risk exposure [text block]
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating Institution			12/31/2018
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	7,305
Banco de Crédito e Inversiones	Time deposits	P-1	A-1		27,428
Banco Itau Corpbanca	Time deposits	P-2	A-2		61,946
Banco Santander	Time deposits	-	-		432
Banco Estado	Time deposits	-	-		3,602
BBVA Banco Francés	Time deposits	-	-	-	84
Nedbank	Time deposits	P-3	B	-	647
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	133,809
Legg Mason - Western Asset Institutional Cash Reserves	Investment fund deposits	-	-	-	132,108
Total					367,361

Financial institution	Financial assets	Rating Institution			12/31/2018
		Moody´s	S&P	Fitch	ThUS$
Banco Sud Americano	90 days to 1 year	-	-	-	24,898
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	145,834
Banco Santander	90 days to 1 year	P-1	A-1	-	23,124
Banco Itaú-Corpbanca	90 days to 1 year	P-2	A-2	-	70,719
Banco Security	90 days to 1 year	-	-	-	27,215
Total					291,790

The following table presents comparative information as of December 2017:

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&P	Fitch	ThUS$
Banco BBVA Chile	Time deposits	P-2	A-2	-	41,860
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	F1	120,616
Banco Santander - Santiago	Time deposits	P-1	A-1	F1	35,558
BBVA Banco Francés	Time deposits	-	-	-	163
Itau-Corpbanca	Time deposits	P-2	A-2	-	75,072
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	143,333
Legg Mason - Western Asset Institutional Cash Reserves			-	-
Reserves	Investment fund deposits	-	-	-	144.464
Scotiabank Sud Americano	Time deposit		-	-	12,520
Nedank	Time deposit	P-3	B	-	3,686
ABN Amro Bank	Time deposit	-	-	-	1,439
Total					578,711

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&P	Fitch	ThUS$
Banco BBVA Chile	90 days to 1 year	-	-	-	1,207
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	F1	71,748
Banco de Chile	90 days to 1 year				4,834
Banco Itaú-Corpbanca	90 days to 1 year	P-1	A-2	-	77,526
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	F1	163,269
Morgan Stanley	90 days to 1 year	P-2	A-2	F1	4,191
Banco Security	90 days to 1 year	-	-	-	28,592
Scotiabank Sud Americano	90 days to 1 year	-	-	AA	13,765
Total					365,132

Disclosure of cash and cash equivalents of cashflows [Text Block]
The position in other cash and cash equivalents generated by the Company are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2018	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	70.25	4.10	79.66	-	83.76
Unsecured obligations	1,273.07	61.37	823.76	713.60	1,598.73
Subtotal	1,343.32	65.47	903.42	713.60	1,682.49
Other derivative financial liabilities
Hedging liabilities	(14.34)	5.52	15.64	29.27	50.43
Derivative financial instruments	0.16	0.16	-	-	0.16
Subtotal	(14.18)	5.68	15.64	29.27	50.59
Trade accounts payable and other accounts payable	163.75	163.17	0.58	-	-
Total	1,492.89	234.32	919.64	742.87	1,733.08

	Nature of undiscounted cash flows
As of December 31, 2017	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	163.57	164.78	-	-	164.78
Unsecured obligations	1,054.89	47.45	522.52	751.67	1,321.64
Subtotal	1,218.46	212.23	522.52	751.67	1,486.42
Other derivative financial liabilities
Hedging liabilities	28,38	37.01	(9.51)	(18.36)	9.14
Derivative financial instruments	0,80	0.80	-	-	0.80
Subtotal	29,18	37.81	(9.51)	(18.36)	9.94
Trade accounts payable and other accounts payable	196,28	196.18	0.10	-	-
Total	1,247.64	446.22	513.11	733.31	1,496.36